Earnings per Share	6 Months Ended
Jun. 30, 2023
Earnings per Share
Earnings per Share
10.

Earnings per Share
All common

shares issued

(including the

restricted shares

issued under

the Company’s

incentive plans)
are

the

Company’s

common

stock

and

have

equal

rights

to

vote

and

participate

in

dividends.

The
calculation of basic earnings per share does not treat the non-vested shares (not considered participating securities) as

outstanding until the

time/service-based vesting restriction

has lapsed.

Incremental shares
are the number

of shares assumed

issued under the

treasury stock method

weighted for the

periods the
non-vested shares

were outstanding.

During the six

months ended

June 30,

2023 and

2022, there were
1,272,798

and
2,964,828

incremental

shares,

respectively,

included

in

the

denominator

of

the

diluted
earnings per share calculation.

Profit attributable to common equity holders is adjusted by the amount of dividends on Series B Preferred
Stock as follows:
For the six months ended June 30,
2023 2022
Net income $ 33,077 $ 61,649
Dividends on series B preferred shares (2,884) (2,884)
Net income attributable to common stockholders $ 30,193 $ 58,765
Weighted average number of common shares, basic 98,489,613 77,343,851
Incremental shares

1,272,798 2,964,828
Weighted average number of common shares, diluted

99,762,411 80,308,679
Earnings/(loss) per share, basic $ 0.31 $ 0.76
Earnings/(loss) per share, diluted $ 0.30 $ 0.73